Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,909,000.00
Previously Paid Amount	0.00
Total Fee Amount	253.08
Total Offset Amount	0.00
Net Fee	253.08
Narrative - Max Aggregate Offering Price	$ 2,909,000.00
Final Prospectus	true